Cost Analysis - Summary of Depreciation, Amortisation and Impairment Analysis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		$ 1,691	$ 1,624	$ 1,613
Amortisation of intangible assets		74	70	64
Impairment of property, plant and equipment	[1]		263	8
Impairment of intangible assets			410
Total		1,765	2,367	1,685
Cost of sales [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		1,427	1,367	1,364
Impairment of property, plant and equipment	[1]		254	6
Total		1,427	1,621	1,370
Cost of sales [member] | Continuing operations [member]
Cost of sales and operating cost analysis [line items]
Total	[2]	1,427	1,621	1,370
Operating costs [member]
Cost of sales and operating cost analysis [line items]
Depreciation and depletion		264	257	249
Amortisation of intangible assets		74	70	64
Impairment of property, plant and equipment	[1]		9	2
Impairment of intangible assets			410
Total		$ 338	$ 746	$ 315

[1]	Total impairment charges for the year ended 31 December 2021 amounted to $nil million (2020: $827 million, including a charge of $154 million related to equity accounted investments as detailed in note 15; 2019: $8 million).
[2]	Depreciation, amortisation and impairment analysis